Note 11 - Stock Option Plan and Stock Incentive Plan (Details) - Summary of Restricted Stock Activity (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 11 - Stock Option Plan and Stock Incentive Plan (Details) - Summary of Restricted Stock Activity [Line Items]
Granted		46,875	377,699
Restricted Stock [Member]
Note 11 - Stock Option Plan and Stock Incentive Plan (Details) - Summary of Restricted Stock Activity [Line Items]
Outstanding and not vested beginning balance at January 1, 2013	16,889	48,073	289,795	101,446
Outstanding and not vested beginning balance at January 1, 2013 (in Dollars per share)	$ 2.43	$ 2.50	$ 1.92	$ 7.57
Granted	0
Granted (in Dollars per share)	$ 0	$ 0.31	$ 1.46
Forfeited/cancelled	(21,798)	(131,216)	(33,550)
Forfeited/cancelled (in Dollars per share)	$ 2.46	$ 1.68	$ 4.61
Released/vested	(9,386)	(1,139,619)	(110,256)
Released/vested (in Dollars per share)	$ 2.74	$ 0.47	$ 4.91
Outstanding and not vested at September 30, 2013	16,889	48,073	289,795	101,446
Outstanding and not vested at September 30, 2013 (in Dollars per share)	$ 2.43	$ 2.50	$ 1.92	$ 7.57